Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$822.626	$877.722
Foreign currency translation	(15.151)	(40.646)
Other Adjustments	-	11.772
Service cost	25.335	25.825
Interest cost	29.330	28.016
Amendments	-	(410)
Transfer of plan participants	31	(102)
Actuarial (gain) loss	36.757	(56.250)
Benefits paid	(34.008)	(23.163)
Curtailments and settlements	(9.059)	(138)
	$855.861	$822.626

Change in plan assets:
Fair value of plan assets at beginning of year	$260.260	$270.858
Foreign currency translation	(3)	-
Other Adjustments	-	102
Actual return on plan assets	13.225	(11.158)
Employer contributions	110.565	20.098
Benefits paid	(30.707)	(19.640)
Settlements	(9.005)	-
Fair value of plan assets at end of year	344.335	260.260

Funded status at end of year	$511.526	$562.366
Benefit plans offered by other subsidiaries	$35.550	$30.059
Net Pension Liability	$547.076	$592.425

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial (gains) losses
Actuarial (gains) losses recognized in OCI at December 31, 2013	$222.967
Actuarial (gain) loss for the year	253.969
Prior Service Costs (Credit)	(17.147)
Amortization of unrealized losses	(21.661)
Actuarial (gains) losses recognized in OCI at December 31, 2014	$438.128
Actuarial (gain) loss for the year	(28.687)
Other Adjustments	1.167
Prior Service Costs (Credit)	(503)
Amortization of unrealized losses	(34.625)
Foreign currency translation	(19.186)
Actuarial (gains) losses recognized in OCI at December 31, 2015	$356.294
Actuarial (gain) loss for the year	39.014
Prior Service Costs (Credit)	55
Amortization of unrealized losses	(30.811)
Foreign currency translation	(6.794)
Actuarial (gains) losses recognized in OCI at December 31, 2016	$357.758

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2016	2015
Discount rate	3,25	3,67
Rate of compensation increase	3,23	3,27

Schedule of the components of net periodic benefit cost
	2016	2015	2014

Components of net periodic benefit cost:
Service cost	$25.335	$25.825	$18.617
Interest cost	29.330	28.016	29.513
Expected return on plan assets	(15.482)	(16.405)	(16.169)
Amortization of unrealized losses	30.811	34.625	17.147
Amortization of prior service cost (credit)	(55)	94	-
Settlement loss (gain)	(54)	(138)	-
Net periodic benefit costs	$69.885	$72.017	$49.108

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2016	2015	2014

Discount rate	3,67	3,21	4,55
Expected return of plan assets	6,00	6,00	6,00
Rate of compensation increase	3,27	3,26	3,29

Schedule of estimated future benefit payments
2017	$23.145
2018	24.496
2019	26.411
2020	28.617
2021	30.635
2022 - 2026	182.971

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at 2016			Fair Value Measurements at 2015
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$85.448	$(2.102)	$87.550	$64.828	$98	$64.730

Fixed Income Investments
Government Securities(2)	2.502	1.902	600	4.815	4.269	546
Corporate Bonds(3)	220.318	-	220.318	169.717	-	169.717
Other Bonds(4)	5.628	-	5.628	7.794	-	7.794
U.S. Treasury Money Market Funds(5)	30.337	30.337	-	13.003	13.003	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	102	102	-	103	103	-
Total	$344.335	$30.239	$314.096	$260.260	$17.473	$242.787

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5) This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

Sensitivity Analysis for Pensions
	0.5% increase	0.5% decrease
Discount rate	$(75.036)	86.517
Rate of compensation increase	12.286	(12.095)
Rate of pensions increase	31.285	(28.276)